Summary of Material Accounting Policies - Additional Information (Details)					12 Months Ended
		Feb. 13, 2024	Jan. 29, 2024	Jan. 28, 2024	Dec. 31, 2025 MXN ($) Option shares	Dec. 31, 2024 MXN ($) Option shares	Dec. 31, 2023 MXN ($) shares
Disclosure of detailed information about significant accounting policies [line items]
VAT tax refunds					$ 148,262,000	$ 80,359,000
Allowance from vendors					$ 0	$ 0	$ 0
Dilutive effects from potential ordinary shares arising from share-based payments | shares					29,191,816
Potentially dilutive effects of all instruments on weighted average number of shares | shares					41,835,312	42,436,224
Potentially dilutive effects of RSUs on weighted average number of shares | shares					6,657,667
Anti-dilutive shares arising from share-based payments | shares					35,849,483
Short term investments					$ 41,278,000	$ 36,885,000
Uncertain tax positions					$ 0	0	0
Options vesting period					5 years
Share based compensation arrangement by share based payment award vesting percentage					25.00%
Shared-based payment	[1]				$ 2,930,222,000	$ 523,143,000	$ 384,566,000
Share split		3	3			3
Share option expiry date					Dec. 31, 2030
Dilutive effects onsidered in calculation of earnings per share | shares						0	0
Class C Shares
Disclosure of detailed information about significant accounting policies [line items]
Share split				3
Restricted Stock Units
Disclosure of detailed information about significant accounting policies [line items]
Number of options granted | Option					541,000	585,000
2024 Post-IPO Equity Incentive Plan
Disclosure of detailed information about significant accounting policies [line items]
Number of options granted | Option					2,860,000	1,310,000
Shared-based payment					$ 218,885,000	$ 27,171,000
2024 Post-IPO Equity Incentive Plan | Restricted Stock Units
Disclosure of detailed information about significant accounting policies [line items]
Number of options granted | shares					1,126,000
Share based compensation arrangement by share based payment award vesting percentage					100.00%
Common Options
Disclosure of detailed information about significant accounting policies [line items]
Shared-based payment					$ 2,930,222,000	523,143,000	$ 384,566,000
Exit Share Options
Disclosure of detailed information about significant accounting policies [line items]
Shared-based payment					$ 0	$ 20,774,000	$ 140,214,000

[1]	See Note 22.